Share-Based Compensation Plans (Details) - Schedule of stock options that are exercisable and the weighted average remaining life - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Stock Options That Are Exercisable And The Weighted Average Remaining Life Abstract
Telesat Corporation time vesting options	782,229	875,880
Weighted average remaining life	1 year	2 years